Offerings	Mar. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered	4,799,021	[1],[2],[3]
Proposed Maximum Offering Price per Unit	0.75	[4]
Maximum Aggregate Offering Price	$ 3,599,265.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 497.06
Offering Note
(1)    Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”), that become issuable under the Registrant’s (i) 2021 Long-Term Incentive Plan (the “LTIP”) or (ii) Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.
(2)    Represents 4,799,021 shares of Common Stock available for future issuance under the LTIP by reason of the automatic increase provisions therein.
(3)    Represents 959,804 shares of Common Stock available for future issuance under the ESPP by reason of the automatic increase provisions therein.
(4)    Estimated in accordance with Rule 457(c) and 457(h) solely for the purpose of calculating the registration fee, based upon the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on March 13, 2026.
(5)    The Registrant does not have any fee offsets.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered	959,804	[1],[2],[3]
Proposed Maximum Offering Price per Unit	0.75	[4]
Maximum Aggregate Offering Price	$ 719,853
Fee Rate	0.01381%
Amount of Registration Fee	$ 99.41

[1]
(1)    Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”), that become issuable under the Registrant’s (i) 2021 Long-Term Incentive Plan (the “LTIP”) or (ii) Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

[2]	(2) Represents 4,799,021 shares of Common Stock available for future issuance under the LTIP by reason of the automatic increase provisions therein.
[3]	(3) Represents 959,804 shares of Common Stock available for future issuance under the ESPP by reason of the automatic increase provisions therein.
[4]
(4)    Estimated in accordance with Rule 457(c) and 457(h) solely for the purpose of calculating the registration fee, based upon the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on March 13, 2026.